Pay vs Performance Disclosure		12 Months Ended
		Mar. 01, 2026 USD ($)	Mar. 02, 2025 USD ($)	Mar. 03, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In August 2022, the SEC adopted a new Pay Versus Performance (“PVP”) disclosure rule as mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act. Compliance with the new rules is required for fiscal years ending on or after December 16, 2022. The final rules were codified under Item 402(v) of Regulation S-K (together with other official guidance, “Item 402(v)”) and require the Company to provide the following tabular and narrative disclosures.

Background

The following section has been prepared in accordance with the new PVP disclosure rule, which requires public companies to disclose information reflecting the relationship between a company’s financial performance and two newly defined terms, Compensation Actually Paid (“CAP”) and Average Compensation Actually Paid (“Average CAP”). The Company has calculated CAP and Average CAP in accordance with the PVP disclosure rule, which does not reflect the actual or average amount of compensation paid to, received by, or earned by our Principal Executive Officer (“PEO”) and our non-PEO NEOs during the applicable years.

To calculate the CAP for the PEO and the Average CAP for the non-PEO NEOs, adjustments are made to Total Compensation reported in the Summary Compensation Table for the applicable years. These adjustments are described in the tables below the PVP Table.

The Compensation Committee does not use CAP or Average CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the PVP Table to measure performance for incentive plan purposes.

Pay versus Performance Table

In accordance with the PVP disclosure rule, the following table sets forth (i) the total and average total compensation set forth in the Summary Compensation Table for the PEO and the non-PEO NEOs as a group, respectively; (ii) the total and average total CAP for the PEO and the non-PEO NEOs as a group (excluding the PEO), respectively; (iii) the Company’s cumulative total shareholder return TSR (“Cumulative TSR”) and the cumulative total shareholder return (“Peer Group Cumulative TSR”) of our Item 402(v) peer group (“PVP Peer Group”), as determined in accordance with Item 402(v); and (iv) Net Income and Adjusted EBITDA, for the previous three fiscal years

	Summary Compensation Table for PEO(2)	Compensation Actual Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actual Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income(5)	Adjusted EBITDA(5)
Year					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2026	$331,592	$1,033,654	$333,257	$666,353	$239.64	$317.39	$11,272	$15,761
2025	$303,255	$166,554	$240,841	$219,779	$125.74	$191.88	$5,882	$11,649
2024	$295,723	$(38,877)	$307,182	$245,100	$113.90	$130.44	$7,473	$10,989

____________

The Company’s Total Shareholder Return reflected in the above table assumes reinvestment of dividends. The Company has paid a total of $29.975 per share of cash dividends since the beginning of its 2005 fiscal year through the date of this Proxy Statement.

(1)      Brian E. Shore served as the Company’s PEO for the entirety of 2026, 2025 and 2024 fiscal years, and the Company’s other NEOs for the applicable years are as follows:

•        2026:    Mark A. Esquivel, Constantine Petropoulos, Cory Nickel, and Christopher Goldner

•        2025:    Mark A. Esquivel, Cory Nickel, Christopher Goldner and John Jamieson

•        2024:    P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel

(2)      Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Shore and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs.

(3)      To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Shore’s CAP and the non-PEO NEOs average CAP is set forth following the footnotes to this table.

(4)      Reflects the Company’s cumulative total shareholder return (“TSR”) and the Company’s Pay versus Performance (PVP) peer group’s cumulative TSR for each measurement period from March 1, 2021 through March 1, 2026. Dividends are assumed to be reinvested, and the returns of each company in the PVP peer group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on March 1, 2020, in each of the Company’s Common Stock and the common stocks comprising our PVP peer group. The Company’s PVP peer group is the same peer group used in the Stock Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K, the NASDAQ US Small Cap Aerospace and Defense Index. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)      For 2026, the Company determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and shareholder value creation.

Brian E. Shore
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock awards(d)	Change in Fair value of stock awards granted in prior years vested in applicable year(e)	Less: Fair value of Stock Awards forfeited during the applicable year(f)	Compensation Actually Paid(g)
2026	$331,592	$(104,400)	$395,400	$430,675	$(19,613)	$—	$1,033,654
2025	$303,255	$(97,800)	$106,200	$(19,613)	$(82,588)	$(42,900)	$166,554
2024	$295,723	$(76,250)	$97,750	$(64,950)	$(192,450)	$(98,700)	$(38,877)
Other NEOs (Average)(h)
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock rewards(d)	Change in Fair value from the prior year-end to the vesting date for stock awards granted in prior years and vested in applicable year(e)	Less: Fair value of Stock Awards forfeited during the applicable year(f)	Compensation Actually Paid(g)
2026	$333,257	$(50,025)	$189,463	$202,010	$(8,352)	$—	$666,353
2025	$240,841	$(35,860)	$39,160	$(6,162)	$(17,944)	$(256)	$219,779
2024	$307,182	$(53,375)	$68,425	$(18,591)	$(47,496)	$(11,045)	$245,100

____________

(a)      Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts represent the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. For all fiscal years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustment under the PVP disclosure rule.

(b)      Represents the grant date fair value of the stock options granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)      Represents the fair value as of the indicated fiscal year end of the unvested stock options granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)      Represents the change in fair value during the indicated fiscal year of the outstanding, unvested stock options held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes as of the last day of the fiscal year.

(e)      Represents the change in fair value from the prior year-end to the vesting date of the stock options that were granted in prior years and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)      Represents the fair value as of the last day of the prior fiscal year of the stock options that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)      See footnote 1 above for the NEOs included in the average for each year.

PEO Total Compensation Amount	[1]	$ 331,592	$ 303,255	$ 295,723
PEO Actually Paid Compensation Amount	[2]	1,033,654	166,554	(38,877)
Non-PEO NEO Average Total Compensation Amount	[1],[3],[4]	333,257	240,841	307,182
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4],[5]	$ 666,353	219,779	245,100
Tabular List, Table

Tabular List of Performance Measures

The Company considers a number of key factors in evaluating compensation to be paid to the PEO and non-PEO NEOs, many of which are not quantifiable, including promotion of the Company’s culture, employee well-being and morale, customer satisfaction and the quality of customer relationships and the effectiveness in dealing with difficulties and challenges from outside factors not caused by the Company, including significant cost inflation, significant supply chain disruptions and workforce challenges resulting from what is described as “full employment” in the country’s workforce. In addition, below is a list of performance measures that, in the Company’s assessment, represent the most important financial performance measures used by the Company to evaluate compensation actually paid to the NEOs for Fiscal Year 2026.

•        Net Sales

•        Adjusted EBITDA

Total Shareholder Return Amount	[6]	$ 239.64	125.74	113.9
Peer Group Total Shareholder Return Amount	[6]	317.39	191.88	130.44
Net Income (Loss)	[7]	$ 11,272	$ 5,882	$ 7,473
Company Selected Measure Amount	[7]	15,761	11,649	10,989
PEO Name		Mark A. Esquivel, Constantine Petropoulos, Cory Nickel, and Christopher Goldner	Mark A. Esquivel, Cory Nickel, Christopher Goldner and John Jamieson	P. Matthew Farabaugh, Mark A. Esquivel and Cory Nickel
Measure:: 1
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Brian E. Shore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[3]	$ 331,592	$ 303,255	$ 295,723
PEO Actually Paid Compensation Amount	[4],[5]	1,033,654	166,554	(38,877)
Brian E. Shore [Member] | Stock Award Values reported in SCT for the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	(104,400)	(97,800)	(76,250)
Brian E. Shore [Member] | Year-end Fair Value of Stock Awards granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	395,400	106,200	97,750
Brian E. Shore [Member] | Change in Fair Value of outstanding unvested stock rewards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	430,675	(19,613)	(64,950)
Brian E. Shore [Member] | Change in Fair value of stock awards from prior years granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(19,613)	(82,588)	(192,450)
Brian E. Shore [Member] | Fair value of Stock Awards forefeited during the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(42,900)	(98,700)
Non-PEO NEO | Stock Award Values reported in SCT for the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[8]	(50,025)	(35,860)	(53,375)
Non-PEO NEO | Year-end Fair Value of Stock Awards granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[9]	189,463	39,160	68,425
Non-PEO NEO | Change in Fair Value of outstanding unvested stock rewards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[10]	202,010	(6,162)	(18,591)
Non-PEO NEO | Change in Fair value of stock awards from prior years granted in applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[11]	(8,352)	(17,944)	(47,496)
Non-PEO NEO | Fair value of Stock Awards forefeited during the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]		$ (256)	$ (11,045)

[1]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Shore and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs.
[2]	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Shore’s CAP and the non-PEO NEOs average CAP is set forth following the footnotes to this table.
[3]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts represent the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. For all fiscal years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustment under the PVP disclosure rule.
[4]	See footnote 1 above for the NEOs included in the average for each year.
[5]	Represents the fair value as of the last day of the prior fiscal year of the stock options that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[6]	Reflects the Company’s cumulative total shareholder return (“TSR”) and the Company’s Pay versus Performance (PVP) peer group’s cumulative TSR for each measurement period from March 1, 2021 through March 1, 2026. Dividends are assumed to be reinvested, and the returns of each company in the PVP peer group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on March 1, 2020, in each of the Company’s Common Stock and the common stocks comprising our PVP peer group. The Company’s PVP peer group is the same peer group used in the Stock Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K, the NASDAQ US Small Cap Aerospace and Defense Index. Historic stock price performance is not necessarily indicative of future stock price performance.
[7]	For 2026, the Company determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and shareholder value creation.
Brian E. Shore
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock awards(d)	Change in Fair value of stock awards granted in prior years vested in applicable year(e)	Less: Fair value of Stock Awards forfeited during the applicable year(f)	Compensation Actually Paid(g)
2026	$331,592	$(104,400)	$395,400	$430,675	$(19,613)	$—	$1,033,654
2025	$303,255	$(97,800)	$106,200	$(19,613)	$(82,588)	$(42,900)	$166,554
2024	$295,723	$(76,250)	$97,750	$(64,950)	$(192,450)	$(98,700)	$(38,877)
Other NEOs (Average)(h)
Year	Summary Compensation Table Total(a)	Less: Stock Award Values reported in SCT for the applicable year(b)	Plus: Year-end Fair Value of Stock Awards granted in applicable year(c)	Change in Fair Value of outstanding unvested stock rewards(d)	Change in Fair value from the prior year-end to the vesting date for stock awards granted in prior years and vested in applicable year(e)	Less: Fair value of Stock Awards forfeited during the applicable year(f)	Compensation Actually Paid(g)
2026	$333,257	$(50,025)	$189,463	$202,010	$(8,352)	$—	$666,353
2025	$240,841	$(35,860)	$39,160	$(6,162)	$(17,944)	$(256)	$219,779
2024	$307,182	$(53,375)	$68,425	$(18,591)	$(47,496)	$(11,045)	$245,100

____________

(a)      Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts represent the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. For all fiscal years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustment under the PVP disclosure rule.

(b)      Represents the grant date fair value of the stock options granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)      Represents the fair value as of the indicated fiscal year end of the unvested stock options granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)      Represents the change in fair value during the indicated fiscal year of the outstanding, unvested stock options held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes as of the last day of the fiscal year.

(e)      Represents the change in fair value from the prior year-end to the vesting date of the stock options that were granted in prior years and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)      Represents the fair value as of the last day of the prior fiscal year of the stock options that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)      See footnote 1 above for the NEOs included in the average for each year.

[8]	Represents the grant date fair value of the stock options granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[9]	Represents the fair value as of the indicated fiscal year end of the unvested stock options granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[10]	Represents the change in fair value during the indicated fiscal year of the outstanding, unvested stock options held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes as of the last day of the fiscal year.
[11]	Represents the change in fair value from the prior year-end to the vesting date of the stock options that were granted in prior years and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.